Employee benefits (Post-Employment)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee benefits (Post-Employment)
18.	Employee benefits (Post-Employment)

	2019	2018
Liabilities
Petros Pension Plan - Renegotiated	10,231	7,152
Petros Pension Plan - Non-renegotiated	3,264	2,880
Petros 2 Pension Plan	989	411
AMS Medical Plan	11,986	12,236
Other plans	24	71

Total	26,494	22,750

Current	887	810
Non-current	25,607	21,940

Total	26,494	22,750

Following the divestment in BR Distribuidora on July 25, 2019, its actuarial liabilities are no longer considered in the balance of Petrobras’ post-employment benefit obligations on December 31, 2019. In determining an eventual deficit in the defined benefit plan, it must be equalized by participants and sponsors, observing the proportion of their contributions to the plan, according to complementary Law No. 109/2001.
18.1. Pension Plans
The Company’s post-retirement plans are managed by Fundação Petrobras de Seguridade Social (Petros Foundation), which was established by Petrobras as a nonprofit legal entity governed by private law with administrative and financial autonomy.

a)	Renegotiated and Non-renegotiated Petros Plans (former Petros Plan)
These plans were established by Petrobras in July 1970 (originally solely Petros Plan) as a defined-benefit pension plan and currently provides post-retirement benefits for employees of Petrobras and Petrobras Distribuidora S.A., in order to complement government social security benefits. The Petros Plan has been closed to new participants since September 2002.
Petros Foundation performs an annual actuarial review of its costs using the capitalization method for most benefits. The employers (sponsors) make regular contributions in amounts equal to the contributions of the participants (active employees, assisted employees and retired employees), on a parity basis.
In August 2019, the Board of Directors approved the prepayment of part of the Term of Financial Commitment (TFC) to Petros in the amount of US$ 690, of which US$ 524 relating to Petros Renegotiated
(PPSP-R)
and US$ 166 to Petros Non Renegotiated
(PPSP-NR).
Such payment, which was scheduled to occur in 2028, was anticipated aiming at improving the liquidity of the plans.
As of December 31, 2019, the balances of the Terms of Financial Commitment (TFC), signed by Petrobras and Petros Foundation in 2008, relating to
PPSP-R
and
PPSP-NR
are US$ 2,264 and US$ 1,216. The TFC is a financial commitment agreement to cover obligations under the pension plans (PPR and PPNR), which amounts are due in 20 years, with 6% p.a. semiannual coupon payments based on the updated balance. The Company has provided crude oil and oil products pledged as security for the TFC totaling US$ 3,525.
The employers’ expected contributions to
PPSP-R
and
PPSP-NR
plans for 2020 are US$ 247 and US$ 116. Interest payments on TFC are expected to reach US$ 101 and US$ 47, repectivelly.
The average durations of the actuarial liability related to
PPSP-R
and
PPSP-NR
plans, as of December 31, 2019, are 13.78 and 11.05 years, respectively (13.08 and 11.69 as of December 31, 2018).
Split of Petros Plan
On December 27, 2019, the Previc authorized the split of
PPSP-R
and
PPSP-NR
plans, aiming to gather participants of
“Pre-70
group” in
“PPSP-R
Pre-70”
and
“PPSP-NR
Pre-70”.
The
Pre-70
Group is made up of Petrobras employees and former employees hired prior to July 1, 1970, who enrolled in the PPSP until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

In the first quarter of 2020, changes on actuarial obligations of the pre-70
group recognized in the statement of financial position will be presented separately in two independent plans,
PPSP-R
Pre-70
and
PPSP-NR
Pre-70.
As of December 31, 2019, the balance of the actuarial liability related to the
Pre-70
group
(PPSP-R
Pre-70
and
PPSP-NR
Pre-70)
represents 7% and 22% of the balance of the actuarial liability of
PPSP-R
and
PPSP-NR
plans, respectively.
Deficit settlement plan – Petros Plan
The Petros Plan has a deficit settlement plan (PED) in place due to its accumulated deficit until 2015. This deficit, updated by interest and inflation until December 2017, reached US$ 6,773 (R$ 27,300 million as of December 31, 2019). The PED was approved by the Executive Council of Petros Foundation on September 12, 2017 and assessed by the Company and the SEST.
Additional contributions from participants and sponsors, relating to this deficit, commenced in March 2018. Certain participants appealed before the judiciary and have had their contributions suspended based on judicial injunctions, which totaled US$ 430 at December 31, 2019. However, all judicial sentences were favorable to the maintenance of the settlement plan approved by Petros’ Deliberative Council. In 2019, the Company made contributions amounting to US$ 256 with respect of contributions under the PED (US$ 154 in 2018).
Pursuant to relevant regulation, the sponsors (Petrobras, BR Distribuidora and Petros Foundation) and participants will cover this deficit based on their respective proportions of regular contributions (parity basis).
The deficit of Petros Plan was transferred to PPR and PPNR on April 1, 2018.
On March 29, 2019, the Petros Foundation’s Deliberative Council approved the financial statements for 2018 with accumulated deficits of US$ 1,389 and US$ 695 for the
PPSP-R
and
PPSP-NR,
respectively, in accordance with accounting practices adopted in Brazil applicable to entities regulated by the National Council for Supplementary Pension Plans (CNPC).
New deficit settlement plan
Due to the deficits accumulated in 2018 having exceeded the legal limit, Petros Foundation had to implement a new deficit settlement plan until March 2020, according to the deadline established by Previc on December 27, 2019.
The Petros Foundation has been working on the implementation of this plan, an alternative settlement plan with the objective of rebalancing the
PPSP-R
and
PPSP-NR
plans, which includes the 2015 and 2018 deficits, in addition to reducing the impact of extraordinary monthly contributions of participants.
The solution includes changes to some rights and to the regulations of both plans, intended for employees and assisted participants not included in the
Pre-70
Group. The amounts to be settled and the payment conditions are under evaluation and will follow the internal approval procedures and then, Petrobras should submit it to the analysis of the SEST.
The recalculation of the actuarial liabilities is being carried out by the independent actuaries, through an intermediate review, which effect will be recognized in the financial statements when the new deficit settlement plan is approved. The approval may occur in the first quarter of 2020 and the new contribution may start in April.

b)	Petros 2 Plan
Petros 2 Plan was established in July 2007 by Petrobras, certain subsidiaries as a variable contribution plan recognizing past service costs for contributions for the period from August 2002 to August 29, 2007. The Petros 2 Plan currently provides post-retirement benefits for employees of Petrobras, Petrobras Distribuidora S.A. (currently an associate), Stratura Asfaltos, Termobahia, Termomacaé, Transportadora Brasileira Gasoduto
Brasil-Bolívia
S.A. – TBG, Petrobras Transporte S.A. – Transpetro, Petrobras Biocombustível and Araucária Nitrogenados. The plan is open to new participants although there will no longer be payments relating to past service costs.
Certain elements of the Petros 2 Plan have defined benefit characteristics, primarily the coverage of disability and death risks and the guarantee of minimum defined benefit and lifetime income. These actuarial commitments are treated as defined benefit components of the plan and are accounted for by applying the projected unit credit method. Contributions paid for actuarial commitments that have defined contribution characteristics are accrued monthly in the statement of income and are intended to constitute a reserve for programmed retirement. The contributions for the portion of the plan with defined contribution characteristics were US$ 242 in 2019.

The defined benefit portion of the contributions was suspended from July 1, 2012 to June 30, 2020, as determined by the Executive Council of Petros Foundation, based on advice of the actuarial consultants from Petros Foundation. Therefore, the entire contributions are being applied to the individual accounts of plan participants.

For 2020, the sponsors’ expected contributions to the defined contribution portion of the plan are US$ 257.
The average duration of the actuarial liability related to the plan, as of December 31, 2019 is 23.34 years (19.68 at December 31, 2018, recalculated for better comparability).

c)	Petros 3 Plan
On December 18, 2018, the Board of Directors approved a proposal for a new pension plan with defined contribution characteristics to be offered. Its adhesion is voluntary to the participants of Petros Plan –Renegotiated and Petros Plan –
Non-renegotiated.
The migration to this new plan will only be possible after the proposal review and approval by all relevant bodies. The proposal has already been approved by the Petros Deliberative Council and the Petrobras Board of Directors and is awaiting approval from PREVIC and SEST.
The participants’ new benefit will be recalculated based on future commitments on a participant basis at the time of migration. Therefore, each participant will have an individual account, and the amount of the retirement benefit will depend on the accumulated balance, being recalculated annually in connection with the return on plan assets.
The migration for Petros 3 Plan is expected to be offered in the first half of 2020.

d)	Other plans
The Company also sponsors other pension and health care plans of certain of its Brazilian and international subsidiaries. Most of these plans are unfunded and their assets are held in trusts, foundations or similar entities governed by local regulations.

18.2. Pension Plans assets
Pension plans assets follow a long term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (
Conselho Monetário Nacional
– CMN) regulations.
Petros Foundation establishes investment policies for
5-year
periods, reviewed annually. Petros uses an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a
30-year
period.

	Petros Renegotiated		Petros Non-renegotiated		Petros plan 2
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
Fixed-income	20%	100%	20%	100%	—	100%
Variable-income	—	45%	—	45%	—	45%
Structured investments	—	40%	—	40%	—	40%
Real estate properties	—	10%	—	10%	—	10%
Loans to participants	—	15%	—	15%	—	15%
Investments abroad	—	10%	—	5%	—	10%

The pension plan assets by type of asset are set out as follows:

				2019		2018
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	—	963	963	7%	1,087	9%

Fixed income	6,179	2,607	8,786	62%	7,761	61%

Government bonds	6,179	—	6,179	—	6,522	—
Fixed income funds	—	1,608	1,608	—	940	—
Other investments	—	999	999	—	299	—
Variable income	2,753	152	2,905	21%	2,208	17%

Common and preferred shares	2,753	—	2,753	—	2,081	—
Other investments	—	152	152	—	127	—
Structured investments	—	185	185	1%	237	2%

Real estate properties	—	767	767	6%	829	7%

	8,932	4,674	13,606	97%	12,122	96%

Loans to participants	—	469	469	3%	533	4%

Total	8,932	5,143	14,075	100%	12,655	100%

As of December 31, 2019, the investment portfolio included debentures of US$ 11 (US$ 11 in 2018), Company’s common shares in the amount of US$ 1 (US$ 3 in 2018) and real estate properties leased by the Company in the amount of US$ 342 (US$ 344 in 2018).
Loans to participants are measured at amortized cost, which is considered an appropriate estimate of fair value.
18.3. Medical Benefits: Health Care Plan -
Assistência Multidisciplinar de Saúde
(“AMS”)
Petrobras, Petrobras Distribuidora S.A., Petrobras Transporte S.A. – Transpetro, Petrobras Biocombustível, Transportadora Brasileira Gasoduto
Brasil-Bolívia
– TBG and Termobahia operate a medical benefit plan for their employees in Brazil (active and retired) and their dependents: the AMS health care plan. The plan is managed by the Company based on a self-supporting benefit assumption and includes health prevention and health care programs. The plan is mainly exposed to the risk of an increase in medical costs due to new technologies, new types of coverage and to a higher level of usage of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.
The employees make fixed monthly contributions to cover high-risk procedures and variable contributions for a portion of the cost of the other procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines in registered drugstores throughout Brazil. There are no health care plan assets.
Benefits are paid and recognized by the Company based on the costs incurred by the participants, of which the Company satisfies 70% of these costs as governed by the collective bargaining agreement.
The average duration of the actuarial liability related to this health care plan, as of December 31, 2019, is 21.64 years (22.24 as of December 31, 2018).
CGPAR resolutions
On January 18, 2018, the Inter-ministerial Commission for Corporate Governance and Administration of Participations of the Union (CGPAR), through CGPAR Resolutions 22 and 23, established guidelines and parameters of governance and cost limits to health care plans operated by state-owned companies.
The main objective of the resolutions is to make feasible the sustainability and the economic, financial and actuarial balance of the health plans operated by state-owned companies.
The company has up to 48 months to adjust the AMS health plan to this new regulation provisions and is assessing the financial impacts it may cause, including among others, a possible decrease in its actuarial liability following the parity basis of contribution, between the Company and the participants, determined by this rule.

18.4. Net actuarial liabilities and expenses, and fair value of plans assets

a)	Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

	2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	16,689	5,372	996	12,236	112	35,405
Discontinued operations	(892)	(304)	(58)	(651)	—	(1,905)
Interest expense	1,357	431	83	1,024	6	2,901
Current service cost	51	6	39	208	2	306
Contributions paid by participants	82	16	—	—	—	98
Benefits paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Remeasurement: Experience (gains) / losses (**)	1,165	17	(34)	(2,489)	(7)	(1,348)
Remeasurement: (gains) / losses - demographic assumptions	45	59	(43)	(169)	(1)	(109)
Remeasurement: (gains) / losses - financial assumptions	4,044	957	747	2,747	13	8,508
Others	—	—	—	—	(84)	(84)
Cumulative Translation Adjustment	(525)	(179)	(25)	(478)	(2)	(1,209)

Obligations at the end of the year	20,919	5,955	1,672	11,986	37	40,569

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	9,537	2,492	585	—	41	12,655
Discontinued operations	(493)	(128)	(42)	—	—	(663)
Interest income	847	226	48	—	2	1,123
Contributions paid by the sponsor (Company)	342	108	—	442	7	899
Contributions paid by participants	82	16	—	—	—	98
Term of financial commitment (TFC) paid by the Company	725	273	—	—	—	998
Benefits Paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Remeasurement: Return on plan assets due to lower interest income	1,099	218	143	—	2	1,462
Others	—	—	—	—	(36)	(36)
Cumulative Translation Adjustment	(354)	(94)	(18)	—	(1)	(467)

Fair value of plan assets at the end of the year	10,688	2,691	683	—	13	14,075

Amounts recognized in the Statement of Financial Position
Present value of obligations	20,919	5,955	1,672	11,986	37	40,569
( -) Fair value of plan assets	(10,688)	(2,691)	(683)	—	(13)	(14,075)

Net actuarial liability as of December 31,	10,231	3,264	989	11,986	24	26,494

Changes in the net actuarial liability
Balance as of January 1,	7,152	2,880	411	12,236	71	22,750
Discontinued operations	(399)	(176)	(17)	(651)	(1)	(1,244)
Remeasurement effects recognized in other comprehensive income	4,155	815	527	89	3	5,589
Costs incurred in the period	51	6	40	208	2	307
Current service cost	510	205	35	1,024	5	1,779
Contributions paid	(340)	(107)	—	(442)	(7)	(897)
Payments related to Term of financial commitment (TFC)	(717)	(269)	—	—	—	(985)
Others	—	—	—	—	(48)	(48)
Cumulative Translation Adjustment	(181)	(90)	(7)	(478)	(1)	(757)

Balance as of December 31,	10,231	3,264	989	11,986	24	26,494

(*)	It includes the changes in Pertros plan, PPR and PPNR plans.
(**)	It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1.

	2018
	Pension Plan			Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,081	887	10,802	85	36,855
Interest expense:	2,111	77	927	4	3,119
Current service cost	83	33	155	7	278
Contributions paid by participants	374	—	—	—	374
Benefits paid	(2,173)	(35)	(456)	(3)	(2,667)
Remeasurement: Experience (gains) / losses (*)	(1,373)	8	(115)	—	(1,480)
Remeasurement: (gains) / losses - demographic assumptions	80	—	176	—	256
Remeasurement: (gains) / losses - financial assumptions	1,577	165	2,412	(2)	4,152
Others	—	—	—	34	34
Cumulative Translation Adjustment	(3,699)	(139)	(1,665)	(13)	(5,516)

Obligations at the end of the year	22,061	996	12,236	112	35,405

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	627	—	45	15,025
Interest income	1,203	54	—	—	1,257
Contributions paid by the sponsor (Company)	278	—	321	—	599
Contributions paid by participants	374	—	—	—	374
Term of financial commitment (TFC) paid by the Company	223	—	—	—	223
Benefits Paid	(2,401)	(38)	(504)	(3)	(2,946)
Remeasurement: Return on plan assets due to lower interest income	(233)	35	—	(4)	(202)
Others	—	—	—	3	3
Cumulative Translation Adjustment	(1,768)	(93)	183	—	(1,678)

Fair value of plan assets at the end of the year	12,029	585	—	41	12,655

Amounts recognized in the Statement of Financial Position
Present value of obligations	22,061	996	12,236	112	35,405
( -) Fair value of plan assets	(12,029)	(585)	—	(41)	(12,655)

Net actuarial liability as of December 31,	10,032	411	12,236	71	22,750

Changes in the net actuarial liability
Balance as of January 1,	10,728	260	10,802	40	21,830
Remeasurement effects recognized in other comprehensive income	517	138	2,473	2	3,130
Costs incurred in the period	991	56	1,082	11	2,140
Current service cost	908	23	927	4	1,862
Contributions paid	(278)	—	(321)	—	(599)
Payments related to Term of financial commitment (TFC)	(223)	—	—	—	(223)
Others	—	—	—	31	31
Cumulative Translation Adjustment	(2,611)	(66)	(2,727)	(17)	(5,421)

Balance as of December 31,	10,032	411	12,236	71	22,750

(*)	It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1

b)	Defined benefit costs

	2019
	Pension Plans			Medical Plan
	Petros Renegotiated	Petros Non - renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees:	160	27	58	466	4	715
Related to retirees	401	184	17	766	3	1,371

Net expenses for the year	561	211	75	1,232	7	2,086

	2018
	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non - renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees:	63	132	32	43	340	7	617
Related to retirees	198	386	126	10	678	3	1,401

Net expenses for the year	261	518	158	53	1,018	10	2,018

	2017
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other Plans	Total
Related to active employees:	331	60	377	10	778
Related to retirees	862	12	916	1	1,791

Net expenses for the year	1,193	72	1,293	11	2,569

c)	Sensitivity analysis of the defined benefit plans
The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Medical Cost
2019	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(3,195)	4,444	(1,623)	2,073	2,063	(1,171)
Current Service cost and interest cost	16	91	(70)	86	228	(121)

2018	Discount Rate				Medical Cost
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,714)	3,889	(1,498)	1,869	1,994	(1,005)
Current Service cost and interest cost	13	140	(74)	89	248	(117)

d)	Actuarial assumptions

2019
Assumptions	PPSP-R Pre-70		PPSP-R Post-70		PPSP-NR Pre-70		PPSP-NR Post-70		PP2	AMS
Nominal discount rate (including inflation)(1)	6.82%		7.13%		6.81%		7.10%		7.30%	7.19%
Nominal expected salary growth (including inflation) (2)	4.61%		4.61%		4.34%		4.34%		6.40%	according to security plan
Expected changes in medical and hospital costs (3)	n/a		n/a		n/a		n/a		n/a	10.46% a 3.50% p.a.
Mortality table	EX-PETROS 2016 (bidecremental	)	EX-PETROS 2013 (bidecremental	)	EX-PETROS 2020 (bidecremental	)	EX-PETROS 2020 (bidecremental	)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental	)
Disability table	n/a		American group		n/a		American group		American group reduced by 40%	American group
Mortality table for disabled participants	MI 2006, by gender, smoothed in a 20%		AT-49 male		MI 2006, by gender, smoothed in a 20%		AT-49 male		IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years		Male, 56 years / Female, 55 years		Male, 58 years / Female, 56 years		Male, 58 years / Female, 56 years		1st eligibility	Male, 56 years / Female, 55 years

2018
Assumptions	PPR		PPNR		Petros 2	AMS
Nominal discount rate (including inflation)(1)	9.11%		9.08%		9.22%	9.16%
Nominal expected salary growth (including inflation) (2)	For 2019: 5.55%		For 2019: 5.40%		For 2019: 7.28%	according to security plan
Expected changes in medical and hospital costs (3)	As of 2020: 5.33%		As of 2020: 5.24%		As of 2020: 6.84%
Expected changes in medical and hospital costs (3)	n/a		n/a		n/a	12.03% to 4% p.a.
Mortality table	EX-PETROS 2013 (bidecremental	)	EX-PETROS 2017 (bidecremental	)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental	)
Disability table	American group		American group		American group reduced by 40%	American group
Mortality table for disabled participants	AT-49 male		AT-49 male		IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years		Male, 58 years / Female, 56 years		1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 3.61% for 2019 and converging to 3.5% in 2026 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

e)	Expected maturity analysis of pension and medical benefits

	2019
	Pension Plan			Medical Plan
	Petros Renegotiated	Petros Non - renegotiated	Petros 2	AMS	Other Plans	Total
Up to 1 Year	1,064	445	35	378	1	1,923
1 To 2 Years	5,018	1,990	183	2,109	5	9,305
2 To 3 Years	4,165	1,554	187	2,134	6	8,046
3 To 4 Years	3,254	1,121	189	1,889	6	6,459
Over 4 Years	7,418	845	1,078	5,476	19	14,836

Total	20,919	5,955	1,672	11,986	37	40,569

18.5. Other defined contribution plans
Petrobras, through its subsidiaries in Brazil and abroad, also sponsors other defined contribution pension plans for employees. Contributions paid amounting to US$ 2 in 2019 (US$ 3 in 2018) were recognized in the statement of income.
18.6. Accounting policy for post-employment defined benefit
Actuarial commitments related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected unit credit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled. Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic assumptions, financial assumptions, medical costs estimates, historical data related to benefits paid and employee contributions.
Service cost are accounted for within results and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.
Net interest on the net defined benefit liability (asset) is the change during the period in the net defined benefit liability (asset) that arises from the passage of time. Such interest is accounted for in results.

Remeasurement of the net defined benefit liability (asset) is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and; (ii) the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).
The Company also contributes amounts to defined contribution plans, that are expensed when incurred and are computed based on a percentage of salaries.